Award Timing Disclosure	12 Months Ended
Dec. 31, 2024 USD ($)
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The following table sets forth certain information with respect to stock awards granted to our NEOs during the year ended December 31, 2024.

Name	Grant Date	Estimated Future Payouts Under Equity Incentive Plan Awards			All Other Stock Awards: Number of Shares of Stock or Units (#)	Grant Date Fair Value of Stock and Option Awards ($)(1)
		Threshold (#)	Target (#)	Maximum (#)
Jonathan Steinberg	1/25/2024	111,421	222,842	445,684	—	1,920,898
	1/25/2024	—	—	—	269,410	1,920,893
Bryan Edmiston	1/25/2024	9,970	19,939	39,878	—	171,874
	1/25/2024	—	—	—	72,317	515,620
Marci Frankenthaler	1/25/2024	9,788	19,576	39,152	—	168,745
	1/25/2024	—	—	—	71,002	506,244
R. Jarrett Lilien	1/25/2024	68,048	136,096	272,192	—	1,173,148
	1/25/2024	—	—	—	164,537	1,173,149
Alexis Marinof	1/25/2024	11,112	22,224	44,448	—	191,571
	1/25/2024	—	—	—	80,605	574,714

(1)     Amounts reported represent accounting grant date fair value of awards made to our NEOs in 2024 for services performed in the prior year and are computed in accordance with FASB ASC Topic 718, excluding the impact of estimated forfeitures related to service-based vesting.

Jonathan Steinberg [Member]
Awards Close in Time to MNPI Disclosures
Name	Jonathan Steinberg
Underlying Securities
Fair Value as of Grant Date	$ 1,920,898	[1]
Jonathan Steinberg One [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities	269,410
Fair Value as of Grant Date	$ 1,920,893	[1]
Bryan Edmiston [Member]
Awards Close in Time to MNPI Disclosures
Name	Bryan Edmiston
Underlying Securities
Fair Value as of Grant Date	$ 171,874	[1]
Bryan Edmiston One [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities	72,317
Fair Value as of Grant Date	$ 515,620	[1]
Marci Frankenthaler [Member]
Awards Close in Time to MNPI Disclosures
Name	Marci Frankenthaler
Underlying Securities
Fair Value as of Grant Date	$ 168,745	[1]
Marci Frankenthaler One [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities	71,002
Fair Value as of Grant Date	$ 506,244	[1]
R. Jarrett Lilien [Member]
Awards Close in Time to MNPI Disclosures
Name	R. Jarrett Lilien
Underlying Securities
Fair Value as of Grant Date	$ 1,173,148	[1]
R. Jarrett Lilien One [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities	164,537
Fair Value as of Grant Date	$ 1,173,149	[1]
Alexis Marinof [Member]
Awards Close in Time to MNPI Disclosures
Name	Alexis Marinof
Underlying Securities
Fair Value as of Grant Date	$ 191,571	[1]
Alexis Marinof One [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities	80,605
Fair Value as of Grant Date	$ 574,714	[1]

[1]	Amounts reported represent accounting grant date fair value of awards made to our NEOs in 2024 for services performed in the prior year and are computed in accordance with FASB ASC Topic 718, excluding the impact of estimated forfeitures related to service-based vesting.